B6 Customer contract related balances (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables, Customer Finance, Contract Assets and Contract Liabilities

Trade receivables, customer finance, contract assets and contract liabilities
	2021	2020
Customer finance credits	3,287	3,137
Trade receivables	45,399	42,063
Contract assets	10,506	11,273
Contract liabilities	32,834	26,440

Summary of Significant Movements in Contract Assets and Liabilities

Revenue recognized in the period
	2021	2020
Revenue recognized in the year relating to the opening contract liability balance	19,745	20,563
Revenue recognized relating to performance obligations satisfied, or partially satisfied, in prior reporting periods	(186)	458